Condensed Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Revision of Prior Period, Adjustment [Member]	Total	Revision of Prior Period, Adjustment [Member]
Balance at Dec. 31, 2021	$ 1				$ 336,508		$ (437,168)		$ (100,659)
Balance, shares at Dec. 31, 2021	133,284		1,000
Contributions to capital– related party					90,092				90,092
Preferred stock converted to common	$ 100				(100)
Preferred stock converted to common, shares	10,000,000		(1,000)
Net income (loss)							864,190		864,190
Balance at Dec. 31, 2022	$ 101	$ 101			426,500	$ 426,500	427,022	$ 427,022	853,623	$ 853,623
Balance, shares at Dec. 31, 2022	10,133,284	10,133,284
Net income (loss)							(1,187,507)		(1,187,507)
Stock issued for services	$ 18				894,096				894,114
Stock issued for services, shares	1,788,227
Shares issued for reverse acquisition	$ (874)				45,952				45,078
Shares issued for reverse acquisition, shares	87,424,424
Shares issued for reverse acquisition	$ 874				(45,952)				(45,078)
Balance at Mar. 31, 2023	$ 993				1,274,644		(760,485)		515,152
Balance, shares at Mar. 31, 2023	99,345,935
Balance at Dec. 31, 2022	$ 101	$ 101			426,500	426,500	427,022	427,022	853,623	853,623
Balance, shares at Dec. 31, 2022	10,133,284	10,133,284
Net income (loss)									(2,759,098)
Balance at Sep. 30, 2023	$ 1,000				3,211,709		(2,332,076)		880,633
Balance, shares at Sep. 30, 2023	100,055,935
Balance at Dec. 31, 2022	$ 101	$ 101			426,500	426,500	427,022	427,022	853,623	853,623
Balance, shares at Dec. 31, 2022	10,133,284	10,133,284
Net income (loss)								(3,115,490)	(3,115,490)	(3,115,490)
Receivables – related party						(452,551)				(452,551)
Stock issued for services		22				1,079,092				1,079,114
Stock issued for services, shares	2,158,227
Stock issued for cash		3				169,997				170,000
Stock issued for cash, shares	340,000
Shares issued for reverse acquisition		874				(874)
Shares issued for reverse acquisition, shares	87,424,424
Warrant expense						1,582,072				1,582,072
Shares issued for reverse acquisition		$ (874)				$ 874
Balance at Dec. 31, 2023	$ 1,000				2,804,236		(2,688,468)		116,768
Balance, shares at Dec. 31, 2023	100,055,935
Balance at Mar. 31, 2023	$ 993				1,274,644		(760,485)		515,152
Balance, shares at Mar. 31, 2023	99,345,935
Net income (loss)							(1,487,672)		(1,487,672)
Stock issued for services	$ 1				49,999				50,000
Stock issued for services, shares	100,000
Warrant expense					1,582,072				1,582,072
Balance at Jun. 30, 2023	$ 994				2,906,715		(2,248,157)		659,552
Balance, shares at Jun. 30, 2023	99,445,935
Net income (loss)							(83,919)		(83,919)
Stock issued for services	$ 6				304,994				305,000
Stock issued for services, shares	610,000
Balance at Sep. 30, 2023	$ 1,000				3,211,709		(2,332,076)		880,633
Balance, shares at Sep. 30, 2023	100,055,935
Balance at Dec. 31, 2023	$ 1,000				2,804,236		(2,688,468)		116,768
Balance, shares at Dec. 31, 2023	100,055,935
Net income (loss)							(65,776)		(65,776)
Balance at Mar. 31, 2024	$ 1,000				2,804,236		(2,754,244)		50,992
Balance, shares at Mar. 31, 2024	100,055,935
Balance at Dec. 31, 2023	$ 1,000				2,804,236		(2,688,468)		116,768
Balance, shares at Dec. 31, 2023	100,055,935
Net income (loss)									(35,428)
Balance at Sep. 30, 2024	$ 1,000				2,804,236		(2,723,896)		81,340
Balance, shares at Sep. 30, 2024	100,055,935
Balance at Mar. 31, 2024	$ 1,000				2,804,236		(2,754,244)		50,992
Balance, shares at Mar. 31, 2024	100,055,935
Net income (loss)							480,863		480,863
Balance at Jun. 30, 2024	$ 1,000				2,804,236		(2,273,381)		531,855
Balance, shares at Jun. 30, 2024	100,055,935
Net income (loss)							(450,515)		(450,515)
Balance at Sep. 30, 2024	$ 1,000				$ 2,804,236		$ (2,723,896)		$ 81,340
Balance, shares at Sep. 30, 2024	100,055,935